Investment in joint ventures accounted for under the equity method: (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [abstract]
Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture [text block]
CONDENSED STATEMENT OF FINANCIAL POSITION

	December 31,		May 26,
	2016		2017

Cash and cash equivalents	Ps	719,254	Ps	543,242
Restricted cash and cash equivalents		21,044		16,989
Other current assets		201,992		142,410

Current assets		942,290		702,641

Financial liabilities		(92,367)
Other current liabilities		(615,709)		(647,896)

Current liabilities		(708,076)		(647,896)

Working capital		234,214		547,452

Land, furniture and equipment		152,758		135,373
Intangible assets, airport concessions - Net		14,661,436		13,254,582
Other non-current assets		571		556

Non-current assets		14,814,765		13,390,511

Long term debt		(7,693,682)		(6,824,310)
Loan payable to the Company (Note 13.1)		(1,886,546)		(1,430,310)
Other non-current liabilities		(265,040)		(286,325)
Deferred taxes – Net		(225,107)		(203,502)

Non-current liabilities		(10,070,375)		(8,744,447)

Stockholders’ equity	Ps	4,978,604	Ps	4,700,809

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

					Period from
	For the year ended				January 1,
	on December 31,				to May 26,
	2015		2016		2017

Total revenue	Ps	2,049,611	Ps	2,526,371	Ps	1,170,888
Operating costs and expenses		(1,456,915)		(1,650,890)		(694,435)
Comprehensive financing loss - Net		(444,726)		(535,053)		(229,789)
Deferred income taxes		(46,124)		(51,931)		(21,974)

Net income for the period		101,846		288,497		224,690
Effect for foreign currency conversion		545,514		800,692		(475,233)

Comprehensive income	Ps	647,360	Ps	1,089,189	Ps	(250,543)

Disclosure of interests in associates [text block]

	December 31,		May 26,
	2016		2017

Initial capital contribution to Aerostar	Ps	3,016,003	Ps	3,016,003
Accumulated earnings (deficit)		(112,162)		176,335
Net income for the period		288,497		224,690
Other accumulated comprehensive income		985,574		1,786,266
Other comprehensive income		800,692		(502,485)

Net assets at period closing		4,978,604		4,700,809

Equity percentage in joint business		50%		50%

Carrying value	Ps	2,489,302	Ps	2,340,405

			From January 1st
	December 31,		to May 26,
	2016		2017

Net income for the period	Ps	288,497	Ps	224,690
Equity percentage in joint venture		50%		50%

Equity method income	Ps	144,248	Ps	112,345